Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2023
Basis Of Preparation [Abstract]
Basis of preparation	These unaudited condensed consolidated interim financial statements have been prepared in accordance with UK adopted IAS
34 ‘Interim Financial Reporting’, IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards
Board (‘IASB’) and The Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority.
These financial statements should be read in conjunction with the company’s published consolidated financial statements for the year ended 30 June 2023, which were prepared in accordance with IFRS® Accounting Standards adopted by the UK and
IFRS Accounting Standards issued by IASB, including interpretations issued by the IFRS Interpretations Committee. IFRS
Accounting Standards as adopted by the UK differs in certain respects from IFRS Accounting Standards as issued by the IASB, but the differences have no impact on the group’s consolidated financial statements for the periods presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise.
In preparing these condensed consolidated interim financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2023, with the exception of changes in estimates disclosed in note 3 Exceptional items and note 12 Contingent liabilities and legal proceedings. These condensed consolidated interim financial statements were approved for issue on 29 January 2024.
The financial statements for Diageo plc for the year ending 30 June 2024 will be prepared in accordance with IFRS Accounting
Standards as adopted by the UK and IFRS Accounting Standards as issued by the IASB, including interpretations issued by the
IFRS Interpretations Committee.
Going concern
Management prepared cash flow forecasts which were also sensitised to reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, management included assumptions for mid-single digit net sales growth, flat operating margin and global TBA market share growth. In light of the ongoing geopolitical volatility, the base case outlook and severe but plausible downside scenarios incorporated considerations for a prolonged global recession, supply chain disruptions, higher inflation and further geopolitical deterioration. Even under these scenarios, the group’s liquidity is still expected to remain strong. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, as well as a temporary suspension of the share buyback programme and dividend payments in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of signing the group's condensed consolidated interim financial statements.
Foreign currencies
Starting 1 July 2023, in line with reporting requirements, the functional currency of Diageo plc changed from sterling to US dollars which is applied prospectively. This is because the group's share of net sales and expenses in the US and other countries whose currencies correlate closely with the US dollar has been increasing over the years, and that trend is expected to continue in line with the group's strategic focus. Diageo also decided to change its presentation currency to US dollars with effect from 1
July 2023, applied retrospectively, as it believes that this change will provide better alignment of the reporting of performance with its business exposures.
The comparative financial information included in these condensed consolidated interim financial statements of Diageo as of and for the six months ended 31 December 2023 was re-presented in US dollars following the translation methodology in IAS
21 - The Effects of Changes in Foreign Exchange Rates:
–assets and liabilities were translated into US dollars at the closing exchange rate prevailing at the relevant balance sheet date;
–the consolidated income statement and the consolidated statement of cash flows of non US dollar entities were translated into US dollars at weighted average exchange rates for the relevant period, which is consistent with the requirements of IAS21; except for subsidiaries in hyperinflationary economies that were translated with the closing rate at the end of the relevant period and for substantial transactions that are translated at the rate on the date of the transaction (including acquisitions, disposals, impairment write off, dividends received and paid);
–share capital, share premium, capital redemption reserve included in other reserves and own shares in the statement of changes in equity were translated into US dollars at the closing exchange rate at the relevant balance sheet date;
exchange differences arising on the retranslation to closing rates were taken to the exchange reserve; and
–the cumulative foreign exchange translation reserve was set to zero on 1 July 2004, the date of transition to IFRS and this reserve was re-presented as if the group reported in US dollars since that date.
As results of the functional and presentation currency change, the group has rebalanced its net investment hedging portfolio in line with the shifted currency exposure. Diageo has re-designated its buy US dollar sell sterling cross currency interest swaps in net investment hedge relationships previously used in cash flow hedging foreign currency debt of the group.
Weighted average exchange rates used in the translation of income statements were sterling – $1 = £0.80 (2022 – $1 = £0.85)
and euro – $1 = €0.92 (2022 – $1 = €0.98). Exchange rates used to translate assets and liabilities at the balance sheet date were sterling – $1 = £0.79 (31 December 2022 – $1 = £0.83; 30 June 2023 – $1 = £0.79) and euro – $1 = €0.90 (31 December 2022 –
$1 = €0.94; 30 June 2023 – $1 = €0.93). The group uses foreign exchange transaction hedges to mitigate the effect of exchange rate movements.
New accounting standards and interpretations	New accounting standards and interpretations
The following standard amendments to the Accounting Standards, issued by the IASB and endorsed by the UK, were adopted by the group from 1 July 2023 with no material impact on the group’s consolidated results, financial position or disclosures:
–IFRS 17 – Insurance Contracts
–Amendments to IAS 12 Income Taxes – Deferred Tax related to Assets and Liabilities arising from a Single
Transaction
–Amendments to IAS 1, 8 – Definition of Accounting Estimates
–Amendments to IAS 1 Disclosure Initiative – Accounting Policies.

Expected impact of initial application of new standards or interpretations that have not been adopted by the group	The following amendments issued by the IASB have been endorsed by the UK and have not been adopted by the group:
–Amendments to IAS 1 – Classification of Liabilities and Non-current Liabilities with Covenants (effective from the year ending 30 June 2025)
–Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback (effective from the year ending 30 June 2025)
–Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective from the year ending 30 June 2025).
There are a number of other amendments and clarifications to IFRS Accounting Standards effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.